Inventories - Schedule of Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Inventory Disclosure [Abstract]
Raw materials	$ 3,277	$ 2,873
Work in progress, net	3,093	3,032
Finished goods	1,540	1,197
Inventory net	$ 7,910	$ 7,102